Business Combinations - Schedule of Loss on disposal of subsidiaries (Details) - MYR (RM)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Loss on disposal of subsidiaries [Abstract]
Cash proceed		RM 1
Less: Cost of investment in subsidiaries	RM (1,210,005)	(1)
Gain/(Loss) on disposal of subsidiaries at subsidiaries’ company level	(1,210,006)
Post-acquisition reserves recognized up to the date of disposal		(305,818)
Loss on disposal of subsidiaries at the Group level	RM (159,008)	RM (305,818)